Interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest [Abstract]
Interest Expense on Debt	$ 497	$ 509	$ 460
The Bow Office Building	65	75	76
Capital Leases	28	37	9
Other	24	33	18
Interest	$ 614	$ 654	$ 563